Share-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares under option (thousands)
Beginning balance (in shares)	3,848	4,283
Exercised (in shares)	(3)	(620)
Cancelled/forfeited (in shares)	(38)	(721)
Expired (in shares)	(1)	(334)
Ending balance (in shares)	3,806	3,848	4,283
Vested and expected to vest (in shares)	3,806	3,848	4,283
Exercisable (in shares)	2,918	2,479	2,915
Weighted average exercise price
Beginning balance (usd per share)	$ 6.55	$ 5.12
Exercised (usd per share)	6.75	9.33
Cancelled/forfeited (usd per share)	9.55	2.36
Expired (usd per share)	6.61	2.50
Ending balance (usd per share)	6.52	6.55	$ 5.12
Vested and expecting to vest (usd per share)	6.52	6.55	5.12
Exercisable (usd per share)	$ 6.30	$ 6.31	$ 5.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term	5 years 4 months 20 days	6 years 1 month 28 days	5 years 1 month 2 days
Vested and expecting, Weighted average remaining contractual term	5 years 4 months 20 days	6 years 1 month 28 days	5 years 1 month 2 days
Exercisable, Weighted average remaining contractual term	4 years 6 months 21 days	4 years 10 months 6 days	3 years 5 months 19 days
Outstanding, Aggregate intrinsic value	$ 42,032	$ 27,796	$ 2,582
Vested and expecting to vest, Aggregate intrinsic value	42,032	27,796	2,582
Exercisable, Aggregate intrinsic value	32,874	18,499	$ 2,582
Exercised, Aggregate intrinsic value	0	0
Cancelled/forfeited, Aggregate intrinsic value	188	1,741
Expired, Aggregate intrinsic value	$ 4	$ 755